UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2013 (Unaudited)

INVESTMENT COMPANIES - 92.21%	Shares	Fair Value
Closed-End Funds - 78.09%
Aberdeen Israel Fund, Inc.	82,016	$1,198,254
Adams Express Company	250,216	2,938,036
Advance Developing Markets Fund Ltd. (a)(h)	187,317	1,377,561
Advance Frontier Markets Fund Ltd. (a)(h)	500,000	390,158
Alpine Total Dynamic Dividend Fund	585,259	2,393,709
American Strategic Income Portfolio II	182,487	1,622,309
American Strategic Income Portfolio III	530,930	3,869,949
Bancroft Fund, Ltd.	79,335	1,388,958
Blackrock Latin American Investment Trust PLC (h)	80,000	686,794
Boulder Growth & Income Fund, Inc.	428,406	3,140,216
Boulder Total Return Fund, Inc. (a)	184,149	3,848,714
Central Europe & Russia Fund, Inc.	70,987	2,326,244
Central Securities Corporation	123,123	2,557,265
Clough Global Equity Fund	141,875	2,085,562
Clough Global Opportunities Fund	13,270	170,785
Dividend & Income Fund	2,796	42,779
DPF India Opportunities Fund (h)	479,700	1,737,753
DWS RREEF Real Estate Fund II, Inc. (a)(c)(f)(g)	201,612	28,830
DWS RREEF Real Estate Fund, Inc. (a)(c)(f)(g)	126,913	11,803
Eaton Vance Risk Managed Diversified Equity Income Fund	1,428,217	15,696,106
Eaton Vance Tax Managed Global Diversified Equity Income Fund	43,000	400,760
Ellsworth Fund Ltd.	55,094	420,918
The European Equity Fund, Inc.	9,361	66,467
First Opportunity Fund, Inc. (a)	279,106	2,266,341
The GDL Fund	34,028	400,850
General American Investors Co., Inc.	105,177	3,284,678
Hansa Trust (h)	41,000	507,726
The India Fund, Inc.	92,375	1,962,045
INVESCO Asia Trust PLC (h)	347,395	885,471
JP Morgan Asian IT (h)	34,105	113,488
Juridica Investment Ltd.	495,258	691,381
Liberty All-Star Equity Fund	2,239,240	11,576,871
Macquarie Global Infrastructure Total Return Fund, Inc.	54,324	1,150,039
Monks Investment Trust PLC (h)	175,000	943,962
Morgan Stanley Asia Pacific Fund, Inc.	16,524	266,863
The New Germany Fund, Inc.	11,712	197,230
The New Ireland Fund, Inc.	26,785	278,028
Pacific Alliance Asia Opportunities Fund (a)	100,000	131,750
PennantPark Floating Rate Capital Ltd.	16,743	233,732
Royce Micro-Cap Trust, Inc.	440,426	4,712,558
Royce Value Trust, Inc.	348,093	5,242,281
Swiss Helvetia Fund, Inc.	134,018	1,643,061
Terra Catalyst Fund (h)	40,000	33,276
The Thai Capital Fund, Inc.	106,942	1,498,257
The Thai Fund, Inc.	144,393	3,452,437
Tri-Continental Corporation	387,319	6,797,448
The Zweig Total Return Fund, Inc.	432,403	5,634,211
		102,303,914
Closed-End Funds - Preferred Shares - 2.78%
Oxford Lane Capital Corp.	140,000	3,640,000

Auction Rate Preferred Securities - 3.89% (b)(c)(f)
BlackRock California Municipal 2018 Term Trust - Series M7, 0.152%	89	2,113,750
BlackRock Municipal 2018 Term Trust - Series W7, 0.168%	73	1,733,750
Putnam Managed Municipal Income Trust - Series C, 0.00%	6	225,000
Putnam Municipal Opportunities Trust - Series C, 0.00%	6	112,500
Western Asset Premier Bond Fund - Series M, 0.060%	46	914,250
		5,099,250
Business Development Company - 7.45%
Equus Total Return, Inc. (a)	106,919	230,945
Firsthand Technology Value Fund, Inc. (a)	253,938	4,898,464
Gladstone Investment Corporation	241,102	1,762,456
Hercules Technology Growth Capital, Inc.	12,934	158,441
MVC Capital, Inc.	211,575	2,714,507
		9,764,813
Total Investment Companies (Cost $106,187,034)		120,807,977

PREFERRED STOCKS - 5.30%
Oil and Gas Extraction - 0.64%
Magnum Hunter Resources Corporation - Series D, 8.000%	17,875	838,695
Other Investment Pools and Funds - 0.13%
Arbor Realty Trust, Inc. - Series A, 8.250%	6,558	169,524
Real Estate Investment Trust - 4.53%
AG Mortgage Investment Trust, Inc. - Series B, 8.000%	10,755	274,038
Healthcare Corp. of America - Series A, 0.000% (a)(c)(f)	10,000	0
Preferred Apartment Communities - Series A, (a)	6,083	5,657,129
		5,931,167
Total Preferred Stocks (Cost $6,876,454)		6,939,386

COMMON STOCKS - 20.12%
Commercial Banks - 0.01%
1st Constitution Bancorp (a)	2,214	19,195
Energy Equipment & Services - 0.21%
Zedi, Inc. (a)(h)	422,825	270,548
Financials - 0.03%
Universal Business Payment Solutions Acquisition Corporation (c)(j)	13,330	36,991
Food & Staples Retailing - 0.38%
SUPERVALU, Inc.	98,396	495,916
Household Durables - 1.80%
Lennar Corp.	73,014	2,355,432
Life Insurance - 1.80%
Imperial Holdings, Inc. (a)	581,622	2,355,569
Marine - 0.21%
Box Ships, Inc. (h)	58,612	272,546
Pharmaceuticals Preparations - 0.06%
Myrexis, Inc.	857,013	81,416
Real Estate Investment Trusts - 1.98%
Gladstone Land Corporation	5,500	85,360
Gyrodyne Company of America, Inc.	8,345	613,441
JAVELIN Mortgage Investment Corporation	96,231	1,890,939
		2,589,740
Software - 0.14%
Single Touch Systems, Inc. (a)	264,771	185,340
Special Purpose Acquisition Vehicle - 13.50% (a)
Andina Acquisition Corporation (h)	95,026	945,509
Aquasition Corporation (h)(i)	400,000	4,020,000
Azteca Acquisition Corporation	12,982	133,714
BGS Acquisition Corporation (h)	120,615	1,212,181
Blue Wolf Mongolia Holdings Corporation (h)	50,273	499,211
Chart Acquisition Corporation	124,265	1,185,488
CIS Acquisition Ltd. (h)	144,147	1,458,768
Collabrium Japan Acquisition Corporation (h)	208,234	2,082,340
Hyde Park Acquisition Corporation II	59,000	607,700
Infinity Cross Border Acquisition Corporation (h)	126,200	971,740
Lone Oak Acquisition Corporation (h)	112,297	918,589
Prime Acquisition Corporation (h)	80,545	801,423
ROI Acquisition Corporation	48,370	435,814
SCG Financial Acquisition Corporation	163,384	1,607,698
Selway Capital Acquisition Corporation	80,000	816,000
		17,696,175
Total Common Stocks (Cost $27,782,384)		26,358,868

	Principal
	Amount
CORPORATE BONDS - 3.28%
American Airlines, Inc.
10.500%, 10/15/2012 (b)	$666,000	790,875
Greenwood Asset Portfolio LLC
12.000%, 09/27/2014 (b)	3,770,000	3,487,250
Washington Mutual, Inc.
0.000%, 09/17/2012 (c)(d)(f)	3,000,000	15,000
Total Corporate Bonds (Cost $4,257,484)		4,293,125

CONVERTIBLE NOTES - 0.08%
HCA Note
0.080%, 9/19/2013 (c)(f)	100,000	100,000
Total Convertible Notes (Cost $100,000)		100,000

PROMISSORY NOTES - 0.35%
Symbios Holdings, Inc.
15.000%, 07/16/2012 (c)(f)	450,000	225,000
UBPS Secured Convertible Promissory Note
12.000%, 12/31/2014 (c)(f)	234,000	234,000
Total Promissory Notes (Cost $684,000)		459,000

	Shares
WARRANTS - 0.74% (a)
Andina Acquisition Corporation
Expiration: March 2016	95,026	14,254
Exercise Price: $8.00 (h)
Azteca Acquisition Corporation
Expiration: April 2018	166,726	191,735
Exercise Price: $12.50
Blue Wolf Mongolia Holdings Corporation
Expiration: July 2016	50,273	9,049
Exercise Price: $12.00 (c)(h)
Chart Acquisition Corporation
Expiration: December 2017	124,265	54,677
Exercise Price: $11.50
Collabrium Japan Acquisition Corporation
Expiration: December 2017	208,234	33,317
Exercise Price: $11.50
Empeiria Acquisition Corporation
Expiration: December 2017	205,929	65,897
Exercise Price: $11.50
Global Eagle Acquisition Corporation
Expiration: May 2016	100,000	135,000
Exercise Price: $11.50
Infinity Cross Border Acquisition Corporation
Expiration: July 2016	270,124	151,270
Exercise Price: $7.00 (h)
Lone Oak Acquisition Corporation
Expiration: March 2016	81,430	17,711
Exercise Price: $5.00 (h)
Nautilus Marine Acquisition Corporation
Expiration: July 2016	30,852	3,085
Exercise Price: $11.50 (h)
Net Element International, Inc.
Expiration: October 2017	228,491	34,274
Exercise Price: $7.50
Perferred Apartment Communities
Expiration: March 2017	6,083	61
Exercise Price: $9.00
Pingtan Marine Enterprise Ltd.
Expiration: February 2018	52,798	17,951
Exercise Price: 12.00 (h)
Prime Acquisition Corporation
Expiration: March 2016	50,142	20,558
Exercise Price: $7.50 (h)
RLJ Entertainment, Inc.
Expiration: October 2017	436,744	91,716
Exercise Price: $12.00
ROI Acquisition Corporation
Expiration: February 2017	48,370	38,696
Exercise Price: $120.00
SCG Financial Acquisition Corporation
Expiration: May 2016	60,478	22,377
Exercise Price: $11.50
Selway Capital Acquisition Corporation
Expiration: November 2016	80,000	74,400
Exercise Price: $7.50
Total Warrants (Cost $770,191)		976,028

MONEY MARKET FUNDS - 6.67%
Fidelity Institutional Government Portfolio - Class I, 0.010% (e)	4,369,140	4,369,140
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.010% (e)	4,365,432	4,365,432
Total Money Market Funds (Cost $8,734,572)		8,734,572

Total Investments (Cost $155,392,119) - 128.75%		168,668,956
Liabilities in Excess of Other Assets - (0.16)%		(209,094)
Preferred Stock (28.59)%		(37,454,300)
TOTAL NET ASSETS - 100.00%		$131,005,562

Percentage are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rates shown represent the rates at March 31, 2013.
(c)	Fair valued securities. The total market value of these securities was $5,759,923, representing 4.40% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at March 31, 2013.
(f)	Illiquid security. The total market value of these securities was $5,713,883 representing 4.36% of net assets.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Foreign-issued securities.
(i)	Affiliated company.
(j)	Restricted security.

Special Opportunities Fund, Inc.
Schedule of Securities Sold Short
March 31, 2013 (Unaudited)
	Shares	Value
Lennar Corp	54,106	$2,244,317
Total Securities Sold Short (Proceeds $2,275,688)		$2,244,317

Valuation of investments — The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, and structured finance notes are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 (Unaudited) in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	Investments (Level 2)	(Level 3)	Total
Investment Companies	$115,634,818	$33,276	$5,139,883	$120,807,977
Preferred Stocks	1,282,257	-	5,657,129	6,939,386
Common Stocks	14,252,367	12,069,510	36,991	26,358,868
Corporate Bonds	-	4,278,125	15,000	4,293,125
Convertible Notes	-	-	100,000	100,000
Promissory Notes	-	-	459,000	459,000
Warrants	461,368	505,611	9,049	976,028
Money Market Funds	8,734,572	-	-	8,734,572
Total	$140,365,382	$16,886,522	$11,417,052	$168,668,956

Liabilities:
Securities Sold Short	$2,244,317	$-	$-	$2,244,317

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2012	Purchases	Sales	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into Level 3	Balance as of 3/31/2013
Closed End Funds	$40,633	$-	$-	$-	$-	$-	$40,633
Auction Rate Preferred Securities	5,876,750	-	(950,000)	144,875	27,625	-	5,099,250
Preferred Stocks	-	5,657,129	-	-	-	-	5,657,129
Special Purpose Acquisition Vehicles	20,101	-	-	-	16,890	-	36,991
Corporate Bonds	15,000	-	-	-	-	-	15,000
Convertible Notes	100,000	-	-	-	-	-	100,000
Promissory Notes	459,000	-	-	-	-	-	459,000
Structured Life Settlement Notes	188,321	-	(188,321)	-	-	-	-
Warrants	-	-	-	-	-	9,049	9,049
	$6,699,805	$5,657,129	$(1,138,321)	$144,875	$44,515	$9,049	$11,417,052

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2013:

	Fair Value March 31, 2013	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Closed End Funds	$40,633	Fair Value Pricing	Third party inputs	Increase
Auction Rate Preferred Securities	5,099,250	Fair Value Pricing	Third party inputs	Increase
Preferred Stocks	5,657,129	Fair Value Pricing	Third party inputs	Increase
Special Purpose Acquisition Vehicles	36,991	Fair Value Pricing	Third party inputs	Increase
Corporate Bonds	15,000	Fair Value Pricing	Third party inputs	Increase
Convertible Notes	100,000	Fair Value Pricing	Third party inputs	Increase
Warrants	9,049	Fair Value Pricing	Third party inputs	Increase
Promissory Notes	459,000	Fair Value Pricing	Third party inputs	Increase

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$155,392,119
Gross unrealized appreciation on investments	16,793,316
Gross unrealized appreciation on short sales Gross unrealized depreciation on investments	31,371 (3,516,479)
Net unrealized appreciation	$13,308,208

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Special Opportunities Fund

The fair value of derivative instruments as reported within this Schedule of Investments as of March 31, 2013:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value

Equity Contracts - Warrants	Investments, at value	$976,028

The effect of derivative instruments on income for the period ended March 31, 2013:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value

Equity Contracts - Warrants	Net Realized Gain on Investments	$(22,263)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total

Equity Contracts - Warrants	Net change in unrealized appreciation of investments	$299,863

The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding Voting shares during the period ended December 31, 2012 through March 31, 2013.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance at Dec. 31, 2012	Additions	Reductions	Share Balance at Mar. 31, 2013	Realized Gain	Dividend Income	Value at Mar. 31, 2013	Acquisition Cost
Aquasition Corp.	400,000	-	-	400,000	-	-	4,020,000	4,000,000

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date  May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date  May 28, 2013

By (Signature and Title) /s/ Gerald Hellerman
 Gerald Hellerman, Chief Financial Officer

Date  May 15, 2013